Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥) Securities	Mar. 31, 2016 JPY (¥) Securities
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 9,124,571	¥ 5,874,906
Available-for-sale securities, Gross unrealized losses, Less than 12 months	61,434	53,650
Available-for-sale securities, Fair value, 12 months or more	392,800	587,749
Available-for-sale securities, Gross unrealized losses, 12 months or more	4,151	11,256
Available-for-sale securities, Fair value	9,517,371	6,462,655
Available-for-sale securities, Gross unrealized losses	¥ 65,585	¥ 64,906
Available-for-sale securities, Number of securities | Securities	1,247	1,157
Held-to-maturity securities, Fair value, Less than 12 months	¥ 561,822	¥ 1,125,726
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	10,874	10,095
Held-to-maturity securities, Fair value, 12 months or more	431,522	759,668
Held-to-maturity securities, Gross unrealized losses, 12 months or more	1,275	4,898
Held-to-maturity securities, Fair value	993,344	1,885,394
Held-to-maturity securities, Gross unrealized losses	¥ 12,149	¥ 14,993
Held-to-maturity securities, Number of securities | Securities	299	308
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 6,088,856	¥ 4,210,052
Available-for-sale securities, Gross unrealized losses, Less than 12 months	5,339	572
Available-for-sale securities, Fair value	6,088,856	4,210,052
Available-for-sale securities, Gross unrealized losses	¥ 5,339	¥ 572
Available-for-sale securities, Number of securities | Securities	107	53
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 579,684	¥ 36,613
Available-for-sale securities, Gross unrealized losses, Less than 12 months	4,445	84
Available-for-sale securities, Fair value	579,684	36,613
Available-for-sale securities, Gross unrealized losses	¥ 4,445	¥ 84
Available-for-sale securities, Number of securities | Securities	139	19
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 1,034,336	¥ 277,903
Available-for-sale securities, Gross unrealized losses, Less than 12 months	26,677	1,152
Available-for-sale securities, Fair value, 12 months or more	115,053	35,577
Available-for-sale securities, Gross unrealized losses, 12 months or more	297	417
Available-for-sale securities, Fair value	1,149,389	313,480
Available-for-sale securities, Gross unrealized losses	¥ 26,974	¥ 1,569
Available-for-sale securities, Number of securities | Securities	142	59
Held-to-maturity securities, Fair value, Less than 12 months		¥ 23,698
Held-to-maturity securities, Gross unrealized losses, Less than 12 months		424
Held-to-maturity securities, Fair value		23,698
Held-to-maturity securities, Gross unrealized losses		¥ 424
Held-to-maturity securities, Number of securities | Securities		4
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 277,394	¥ 55,166
Available-for-sale securities, Gross unrealized losses, Less than 12 months	933	387
Available-for-sale securities, Fair value, 12 months or more	15,613	29,218
Available-for-sale securities, Gross unrealized losses, 12 months or more	156	337
Available-for-sale securities, Fair value	293,007	84,384
Available-for-sale securities, Gross unrealized losses	¥ 1,089	¥ 724
Available-for-sale securities, Number of securities | Securities	160	182
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 754,557	¥ 570,638
Available-for-sale securities, Gross unrealized losses, Less than 12 months	14,086	6,957
Available-for-sale securities, Fair value, 12 months or more	81,065	279,258
Available-for-sale securities, Gross unrealized losses, 12 months or more	1,232	4,964
Available-for-sale securities, Fair value	835,622	849,896
Available-for-sale securities, Gross unrealized losses	¥ 15,318	¥ 11,921
Available-for-sale securities, Number of securities | Securities	412	402
Held-to-maturity securities, Fair value, Less than 12 months	¥ 523,237	¥ 397,672
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	10,736	4,760
Held-to-maturity securities, Fair value, 12 months or more	161,453	205,644
Held-to-maturity securities, Gross unrealized losses, 12 months or more	460	163
Held-to-maturity securities, Fair value	684,690	603,316
Held-to-maturity securities, Gross unrealized losses	¥ 11,196	¥ 4,923
Held-to-maturity securities, Number of securities | Securities	263	227
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 51,360	¥ 139,358
Available-for-sale securities, Gross unrealized losses, Less than 12 months	748	2,911
Available-for-sale securities, Fair value, 12 months or more	1,298	7,860
Available-for-sale securities, Gross unrealized losses, 12 months or more	2	163
Available-for-sale securities, Fair value	52,658	147,218
Available-for-sale securities, Gross unrealized losses	¥ 750	¥ 3,074
Available-for-sale securities, Number of securities | Securities	65	137
Held-to-maturity securities, Fair value, Less than 12 months	¥ 12,906	¥ 23,735
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	125	155
Held-to-maturity securities, Fair value, 12 months or more	168,724	172,241
Held-to-maturity securities, Gross unrealized losses, 12 months or more	643	483
Held-to-maturity securities, Fair value	181,630	195,976
Held-to-maturity securities, Gross unrealized losses	¥ 768	¥ 638
Held-to-maturity securities, Number of securities | Securities	31	31
Debt Securities [Member] | Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 80,059	¥ 268,896
Available-for-sale securities, Gross unrealized losses, Less than 12 months	1,269	1,554
Available-for-sale securities, Fair value, 12 months or more	128,372	155,612
Available-for-sale securities, Gross unrealized losses, 12 months or more	629	2,747
Available-for-sale securities, Fair value	208,431	424,508
Available-for-sale securities, Gross unrealized losses	¥ 1,898	¥ 4,301
Available-for-sale securities, Number of securities | Securities	85	149
Held-to-maturity securities, Fair value, Less than 12 months	¥ 25,679	¥ 680,621
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	13	4,756
Held-to-maturity securities, Fair value, 12 months or more	101,345	381,783
Held-to-maturity securities, Gross unrealized losses, 12 months or more	172	4,252
Held-to-maturity securities, Fair value	127,024	1,062,404
Held-to-maturity securities, Gross unrealized losses	¥ 185	¥ 9,008
Held-to-maturity securities, Number of securities | Securities	5	46
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 35,375	¥ 14,474
Available-for-sale securities, Gross unrealized losses, Less than 12 months	1,488	432
Available-for-sale securities, Fair value, 12 months or more	50,845	76,212
Available-for-sale securities, Gross unrealized losses, 12 months or more	1,807	1,762
Available-for-sale securities, Fair value	86,220	90,686
Available-for-sale securities, Gross unrealized losses	¥ 3,295	¥ 2,194
Available-for-sale securities, Number of securities | Securities	26	36
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 222,950	¥ 301,806
Available-for-sale securities, Gross unrealized losses, Less than 12 months	6,449	39,601
Available-for-sale securities, Fair value, 12 months or more	554	4,012
Available-for-sale securities, Gross unrealized losses, 12 months or more	28	866
Available-for-sale securities, Fair value	223,504	305,818
Available-for-sale securities, Gross unrealized losses	¥ 6,477	¥ 40,467
Available-for-sale securities, Number of securities | Securities	111	120